Schedule I - Summary of Investments Other than Investments in Related Parties (Detail) € in Millions, $ in Millions	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of investments [Line Items]
Financial assets	€ 69,293	€ 76,020
Investments in real estate	479	€ 514	$ 514	$ 488
Cost [member]
Disclosure of investments [Line Items]
Financial assets	72,364
Cost [member] | Shares [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	233
Fair value through other comprehensive income	6
Cost [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	2,382
Amortized cost, Bonds	36
Cost [member] | Bonds [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of investments [Line Items]
Financial assets	53,201
Cost [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	5,627
Cost [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	6,193
Cost [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	2
Cost [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	1,020
Cost [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	3,031
Cost [member] | Bonds [member] | Corporate [member]
Disclosure of investments [Line Items]
Financial assets	34,985
Cost [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	2,309
Cost [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	35
Cost [member] | Other investments [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	6,698
Cost [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Amortized cost, Deposits	11
Cost [member] | Loans [Member]
Disclosure of investments [Line Items]
Fair value through profit or loss	82
Amortized cost, Loans	9,672
Cost [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	42
Fair value [member]
Disclosure of investments [Line Items]
Financial assets	68,120
Fair value [member] | Shares [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	263
Fair value through other comprehensive income	10
Fair value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	2,438
Amortized cost, Bonds	36
Fair value [member] | Bonds [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of investments [Line Items]
Financial assets	49,747
Fair value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	5,545
Fair value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	5,061
Fair value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	2
Fair value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	948
Fair value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	2,976
Fair value [member] | Bonds [member] | Corporate [member]
Disclosure of investments [Line Items]
Financial assets	32,878
Fair value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	2,308
Fair value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	28
Fair value [member] | Other investments [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	6,589
Fair value [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Amortized cost, Deposits	11
Fair value [member] | Loans [Member]
Disclosure of investments [Line Items]
Fair value through profit or loss	82
Amortized cost, Loans	8,902
Fair value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	42
Book value [member]
Disclosure of investments [Line Items]
Financial assets	68,890
Book value [member] | Shares [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	263
Fair value through other comprehensive income	10
Book value [member] | Bonds [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	2,438
Amortized cost, Bonds	36
Book value [member] | Bonds [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of investments [Line Items]
Financial assets	49,747
Book value [member] | Bonds [member] | Asset backed [member]
Disclosure of investments [Line Items]
Financial assets	5,545
Book value [member] | Bonds [member] | US government [member]
Disclosure of investments [Line Items]
Financial assets	5,061
Book value [member] | Bonds [member] | Dutch government [member]
Disclosure of investments [Line Items]
Financial assets	2
Book value [member] | Bonds [member] | Other government [member]
Disclosure of investments [Line Items]
Financial assets	948
Book value [member] | Bonds [member] | Mortgage backed [member]
Disclosure of investments [Line Items]
Financial assets	2,976
Book value [member] | Bonds [member] | Corporate [member]
Disclosure of investments [Line Items]
Financial assets	32,878
Book value [member] | Bonds [member] | Money market investments [member]
Disclosure of investments [Line Items]
Financial assets	2,308
Book value [member] | Bonds [member] | Other [member]
Disclosure of investments [Line Items]
Financial assets	28
Book value [member] | Other investments [member]
Disclosure of investments [Line Items]
Fair value through profit or loss	6,589
Book value [member] | Deposits with financial institutions [member]
Disclosure of investments [Line Items]
Amortized cost, Deposits	11
Book value [member] | Loans [Member]
Disclosure of investments [Line Items]
Fair value through profit or loss	82
Amortized cost, Loans	9,672
Book value [member] | Real estate [member]
Disclosure of investments [Line Items]
Investments in real estate	€ 42